Fair Value Measurements - Financial Assets and Liabilities at Fair Value (Details) - USD ($) $ in Millions	Jul. 02, 2023	Jan. 01, 2023	Jan. 02, 2022
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets	$ 66	$ 68
Derivatives designated as cash flow hedges : Liabilities	(48)	(54)
Cash flow hedges
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets		68	$ 0
Derivatives designated as cash flow hedges : Liabilities		(54)	0
Net amount presented in Prepaid expenses and other receivables:		14	0
Level 1
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets	0	0
Derivatives designated as cash flow hedges : Liabilities	0	0
Level 1 | Cash flow hedges
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets		0	0
Derivatives designated as cash flow hedges : Liabilities		0	0
Net amount presented in Prepaid expenses and other receivables:		0	0
Level 2
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets	66	68
Derivatives designated as cash flow hedges : Liabilities	(48)	(54)
Level 2 | Cash flow hedges
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets		68	0
Derivatives designated as cash flow hedges : Liabilities		(54)	0
Net amount presented in Prepaid expenses and other receivables:		14	0
Level 3
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets	0	0
Derivatives designated as cash flow hedges : Liabilities	0	0
Level 3 | Cash flow hedges
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets		0	0
Derivatives designated as cash flow hedges : Liabilities		0	0
Net amount presented in Prepaid expenses and other receivables:		0	0
Forward foreign exchange contracts
Financial assets and liabilities at fair value
Net amount presented in Prepaid expenses and other receivables:	18	14
Forward foreign exchange contracts | Cash flow hedges
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets	66	39	0
Derivatives designated as cash flow hedges : Liabilities	(48)	(15)	0
Forward foreign exchange contracts | Level 1
Financial assets and liabilities at fair value
Net amount presented in Prepaid expenses and other receivables:	0	0
Forward foreign exchange contracts | Level 1 | Cash flow hedges
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets	0	0	0
Derivatives designated as cash flow hedges : Liabilities	0	0	0
Forward foreign exchange contracts | Level 2
Financial assets and liabilities at fair value
Net amount presented in Prepaid expenses and other receivables:	18	14
Forward foreign exchange contracts | Level 2 | Cash flow hedges
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets	66	39	0
Derivatives designated as cash flow hedges : Liabilities	(48)	(15)	0
Forward foreign exchange contracts | Level 3
Financial assets and liabilities at fair value
Net amount presented in Prepaid expenses and other receivables:	0	0
Forward foreign exchange contracts | Level 3 | Cash flow hedges
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets	0	0	0
Derivatives designated as cash flow hedges : Liabilities	0	0	0
Interest rate swaps | Cash flow hedges
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets	0	29	0
Derivatives designated as cash flow hedges : Liabilities	0	(39)	0
Interest rate swaps | Level 1 | Cash flow hedges
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets	0	0	0
Derivatives designated as cash flow hedges : Liabilities	0	0	0
Interest rate swaps | Level 2 | Cash flow hedges
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets	0	29	0
Derivatives designated as cash flow hedges : Liabilities	0	(39)	0
Interest rate swaps | Level 3 | Cash flow hedges
Financial assets and liabilities at fair value
Derivatives designated as cash flow hedges : Assets	0	0	0
Derivatives designated as cash flow hedges : Liabilities	$ 0	0	0
Time deposits
Financial assets and liabilities at fair value
Cash and Cash Equivalents, Fair Value Disclosure		0	32
Time deposits | Level 1
Financial assets and liabilities at fair value
Cash and Cash Equivalents, Fair Value Disclosure		0	0
Time deposits | Level 2
Financial assets and liabilities at fair value
Cash and Cash Equivalents, Fair Value Disclosure		0	32
Time deposits | Level 3
Financial assets and liabilities at fair value
Cash and Cash Equivalents, Fair Value Disclosure		$ 0	$ 0